8. SUBORDINATED DEBT: Maturity and redemption information relating to Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2019 USD ($)
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 29,005,024
Based on Maturity Date | 2018
Amount Maturing or Redeemable at Option of Holder	5,180,779
Based on Maturity Date | 2019
Amount Maturing or Redeemable at Option of Holder	6,511,938
Based on Maturity Date | 2020
Amount Maturing or Redeemable at Option of Holder	6,691,806
Based on Maturity Date | 2021
Amount Maturing or Redeemable at Option of Holder	10,620,501
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	29,005,024
Based on Interest Adjustment Period | 2018
Amount Maturing or Redeemable at Option of Holder	15,515,082
Based on Interest Adjustment Period | 2019
Amount Maturing or Redeemable at Option of Holder	8,552,806
Based on Interest Adjustment Period | 2020
Amount Maturing or Redeemable at Option of Holder	1,947,256
Based on Interest Adjustment Period | 2021
Amount Maturing or Redeemable at Option of Holder	$ 2,989,880